Fees Summary	Oct. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 54,219,194.04
Previously Paid Amount	7,487.65
Total Fee Amount	7,487.66
Total Offset Amount	0.00
Net Fee	$ 0.01
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A